Capital Stock And Additional Paid-In Capital - Additional Information (Details) - USD ($)	1 Months Ended		3 Months Ended
	Apr. 30, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 18, 2022	Mar. 21, 2021
Class of Stock [Line Items]
Common stock shares authorized				2,000,000,000	500
Proceeds from capital contributon	$ 16,686,500	$ 11,492,334
Repayment of capital contribution			$ 6,350,000
European Institute Of Regional Investments Inc [Member]
Class of Stock [Line Items]
Common stock shares authorized			500			500	500
Common stock shares no par value			$ 0			$ 0	$ 0
Agricultural Paneuropean Investments Inc [Member]
Class of Stock [Line Items]
Common stock shares authorized			500			500
Common stock shares no par value			$ 0			$ 0